Shareholders' Equity	12 Months Ended
Mar. 31, 2026
Shareholders' Equity [Abstract]
Shareholders' Equity

14. Shareholders’ Equity

Ordinary shares

As discussed in the Note 1 to the consolidated financial statements regarding reorganization, the ordinary shares issuance and outstanding are summarized below.

a. Ordinary shares before re-designation

Date	Events	Number of shares	Par value	Amount
June 27, 2024	Share issued upon incorporation	5,000,000,000	0.00001	50,000
July 24, 2024	Share surrender and cancellation by sole shareholder	(4,973,495,000)	0.00001	(49,735)
July 24, 2024	Re-designate shares into Class A Ordinary Shares	(26,505,000)	0.00001	(265)
July 24, 2024	Re-designate shares into Class B Ordinary Shares	(1,995,000)	0.00001	(20)
	Ordinary shares before re-designation issued and outstanding after reorganization	—	0.00001	—

b. Class A Ordinary Shares

Date	Events	Number of shares	Par value	Amount
July 24, 2024	Re-designate shares into Class A Ordinary Shares	26,505,000	0.00001	265
January 23, 2025	Issue of shares pursuant to IPO*	1,500,000	0.00001	15
February 6, 2025	Issue of shares pursuant to IPO*	225,000	0.00001	2
August 27, 2025	Share Retirement #	(18,500,000)	0.00001	(185)
August 29, 2025	Private Placement ##	1,359,314	0.00001	14
November 3, 2025	Issue of shares pursuant to Private Placement ###	727,272	0.00001	7
December 16, 2025	Issuance of shares pursuant to warrant exercise	500,000	0.00001	5
March 9, 2026	Issuance of shares pursuant to warrant exercise	2,969,905	0.00001	30
March 26, 2026	Issuance of shares pursuant to warrant exercise	200,000	0.00001	2
	Class A Ordinary Shares issued and outstanding as of March 31, 2026	15,486,491	0.00001	155

*	On January 23, 2025, the Company completed its initial public offering on NASDAQ, under the ticker symbol “SKBL”. Under this offering, 1,500,000 ordinary shares were issued at a price of $4.00 per share. In addition, the Company granted a 45-day option to the underwriter to purchase up to an additional 225,000 ordinary shares at the public offering price, less underwriting discounts, to cover over-allotment, if any. On February 6, 2025, the underwriter exercised the over-allotment option in full to purchase an additional 225,000 ordinary shares. On January 23, 2025, the Company closed its initial public offering and the exercise of the over-allotment option, received net proceeds of US$4,807,322 from the offering after deducting underwriting discounts and offering expenses of US$2,092,678 from the gross proceeds of US$6,900,000.

#	On August 27, 2025, Supreme Development (BVI) Holdings Limited (“SD”), the Company’s previous controlling shareholder and a company beneficially owned by Mr. Ngo Chiu Lam, our Chief Executive Officer, entered into a definitive securities purchase agreement with Quantum Leap Energy LLC (“QLE”) pursuant to which SD transferred and sold to QLE all 1,995,000 issued and outstanding Class B Ordinary Shares of the Company. Each Class B Ordinary Share entitles the holder to 20 votes per share and votes together with the Class A Ordinary Shares on all matters submitted to shareholders. On March 29, 2026, QLE entered into a securities exchange agreement with Dablam LP to assign and transfer its 1,995,000 Class B Ordinary Shares held by QLE to Dablam LP, in exchange for and against Dablam LP’s concurrent assignment and transfer to QLE of 1,995,000 Class A Ordinary Shares held by Dablam LP. The Company also used approximately $7,000,000 of the gross proceeds from the August 2025 Offering to retire 18,500,000 Class A Ordinary Shares owned by SD (the “Share Retirement”).

##

On August 29, 2025, the Company closed its private placement (the “Offering (AUG)”) pursuant to a Securities Purchase Agreement dated August 27, 2025, among the Company and certain accredited investors. Pursuant to the Offering (AUG), the Company issued and sold (i) 1,359,314 Class A Ordinary Shares, par value $0.00001 per share, (ii) 22,990,000 prefunded warrants to purchase Class A Ordinary Shares, (iii) Class A Ordinary Share Purchase Warrant A (“Investor Warrants”) to purchase up to 24,349,314 Class A Ordinary Shares, (iv) Class A Ordinary Share Purchase Warrant B (“Investor Warrants”) to purchase up to 24,349,314 Class A Ordinary Shares, and (v) 1,947,945 Placement Agent Warrants to purchase Class A Ordinary Shares issued to the Placement Agents as compensation.

###

On November 3, 2025, the Company closed its private placement (the “Offering (OCT)”) pursuant to a Securities Purchase Agreement dated October 28, 2025, among the Company and certain accredited investors. Pursuant to the Offering (OCT), the Company issued and sold (i) 727,272 Class A Ordinary Shares, par value $0.00001 per share, (ii) 16,643,636 prefunded warrants in lieu of Class A Ordinary Shares (the “Pre-funded Warrants”)), and (iii) 17,370,909 Class A Ordinary Share Purchase Warrants to purchase Class A Ordinary Shares (the “Ordinary Warrants, Investor Warrants”), and (iv) 1,389,673 Placement Agent Warrants to purchase Class A Ordinary Shares issued to the Placement Agents as compensation.

c. Class B Ordinary Shares

Date	Events	Number of shares	Par value	Amount
July 24, 2024	Re-designate shares into Class B Ordinary Shares	1,995,000	0.00001	20
	Class B Ordinary Shares issued and outstanding as of March 31, 2026	1,995,000	0.00001	20

Dividends

The holders of our Ordinary Shares are entitled to such dividends as may be declared by our board of directors out of our funds which are lawfully available for that purpose. In addition, our Shareholders may declare dividends by ordinary resolution, but no dividend shall exceed the amount recommended by our directors. Under the laws of the Cayman Islands, our Company may pay a dividend out of either profit or the credit standing in the Company’s share premium account, provided that in no circumstances may a dividend be paid if this would result in our Company being unable to pay its debts as they fall due in the ordinary course of business immediately following the date on which the distribution or dividend is paid.

Voting rights

Holders of Class A Ordinary Shares and Class B Ordinary Shares shall, at all times, vote together as one class on all matters submitted to a vote by the members at any general meeting of the Company.

Holders of our Ordinary Shares may vote on all matters submitted to a vote of our shareholders, except as may otherwise be required by law. Subject to any rights or restrictions as to voting attached to any shares, (i) on a show of hands every shareholder present in person or by proxy (or, if a corporation or other non-natural person, by its duly authorized representative or proxy) shall, at a general meeting of our Company, have one vote for each Class A Ordinary Share and 20 votes for each Class B Ordinary Share in each case of which he is the holder; and (ii) on a poll every shareholder present in person or by proxy (or, if a corporation or other non-natural person, by its duly authorized representative or proxy) shall have one vote for each Class A Ordinary Share and 20 votes for each Class B Ordinary Share of which he or the person represented by proxy is the holder.

Voting at any meeting of shareholders is by show of hands unless a poll (before or on the declaration of the result of the show of hands) is demanded. A poll may be demanded by the chairperson of such meeting or any one or more shareholders who together hold not less than 10% of the votes attaching to the total shares that are present in person or by proxy.

At any general meeting a resolution put to the vote of the meeting shall be decided on a show of hands unless voting by poll is demanded by the chairman of the meeting or any one or more shareholders who together hold not less than 10 percent of the votes attaching to the total shares that are present in person or by proxy.

Any ordinary resolution is a resolution passed by a simple majority of the shareholders as, being entitled to do so, vote in person or by proxy at a general meeting of our Company and includes a unanimous written resolution.

A special resolution will be required for important matters such as amending our memorandum and articles of association or changing the name of the Company.

There are no limitations on non-residents or foreign shareholders to hold or exercise voting rights on the Ordinary Shares imposed by foreign law or by the amended and restated memorandum and articles of association or other constituent document of our company. However, no person will be entitled to vote at any general meeting or at any separate meeting of the holders of the Ordinary Shares unless the person is registered as of the record date for such meeting and unless all calls or other sums presently payable by the person in respect of Ordinary Shares in the Company have been paid.

d. Preferred Shares

The Company is authorized to issue up to 950,000,000 Preferred Shares – Series A (“Series A Preferred Shares”) and 60,000,000 Preferred Shares – Series B (“Series B Preferred Shares”), each with a par value of US$0.00001 (together, the “Preferred Shares”).

As of March 31, 2026, the following Preferred Shares were issued and outstanding:

Date	Authorized	Issued & Outstanding	Par value	Amount
January 23, 2026	Series A Preferred Shares	47,326,026	0.00001	473
February 13, 2026	Series B Preferred Shares	6,442	0.00001	-

The rights and preferences of Preferred Shares are as follows:

Dividends

Dividends may be declared or paid, and other distribution (whether in cash or otherwise) of the Company’s assets (including any distribution of assets to Members on a winding up) may be made to a holder of a Class A Ordinary Share, Series A Preferred Share, Class B Ordinary Share and Series B Preferred Share. So long as any Series B Preferred Shares are outstanding, in the event that dividends are consented to by the holders of Series B Preferred Shares, then the holders of the Series B Preferred Shares shall be entitled to receive, and the Company shall pay, dividends on Series B Preferred Shares equal (on an as-if-converted-to-Class-A-Ordinary-Share basis) to and in the same form as dividends actually paid on Class A Ordinary Shares and Series A Preferred Shares, when, as and if such dividends are paid on Class A Ordinary Shares and Series A Preferred Shares. No other dividends shall be paid on Series B Preferred Shares.

Voting Rights

The holders of Series A Preferred Shares and Series B Preferred Shares are not entitled to any votes on any matters subject to the vote at general meetings of the Company, except for votes to change the rights of the Series A Preferred Shares and the Series B Preferred Shares. Under the Company’s Fourth Amended and Restated Memorandum and Articles of Association (the “Memorandum and Articles”), the rights attached to any class of shares may be varied only with the written consent of the holders of not less than two-thirds of the issued shares of that class or with the sanction of a special resolution passed at a separate meeting of the holders of that class. The Series B Preferred Shares also include a consent right with respect to the Company’s ability to redeem, declare or pay any cash dividend or distribution on any securities of the Company while any Series B Preferred Shares remain outstanding. Other than these class-right protections and the Series B dividend/distribution consent right, the preferred shares do not provide holders with general voting rights on ordinary corporate matters.

Liquidation Preference

The holders of Series B Preferred Shares are entitled to receive distributions of the Company’s remaining assets before any distributions are made to holders of other classes of shares. Any residual assets remaining after payment to holders of Series B Preferred Shares are distributed among the remaining shareholders based on share ownership. The holders of Series A Preferred Shares are not entitled to preferential liquidation terms.

Optional Conversion

The Series A Preferred Shares are convertible into Class A ordinary shares on a one-for-one basis at the holder’s option, subject to customary anti-dilution adjustments. The Series B Preferred Shares are convertible into Class A ordinary shares at the holder’s option at a conversion price of $2.40 per share, subject to anti-dilution adjustments, including certain down-round protection provisions, with a floor conversion price of $1.50 per share. Conversions of both series are subject to a 4.99% beneficial ownership limitation. The Preferred Shares are not mandatorily redeemable.

August 2025 Offering

On August 29, 2025, the Company completed a private placement (the “Offering”) of its Class A Ordinary Shares, together with pre-funded warrants in lieu of shares, and warrants to purchase Class A Ordinary Shares, for aggregate gross proceeds of $17,775,000, before deducting the issuance costs.

The Offering consisted of the sale of units, each unit comprised of one Class A Ordinary Share (or, at the purchaser’s election, one pre-funded warrant in lieu of one share) and warrants to purchase two Class A Ordinary Shares (one Investor Warrant A and one Investor Warrant B, together, the “Investor Warrants”), at a combined offering price of approximately $0.73 per unit. In connection with the Offering, the Company also issued warrants to its placement agent, on the same date, as partial compensation for services rendered (the “Placement Agent Warrants,” and together with the Pre-Funded Warrants and the Investor Warrants, the “Warrants”).

In total, the Company issued 1,359,314 Class A Ordinary Shares and 22,990,000 pre-funded warrants exercisable for Class A Ordinary Shares (the “Pre-Funded Warrants”), together with 24,349,314 Investor Warrant A, 24,349,314 Investor Warrant B, and 1,947,945 Placement Agent Warrants. All of the Warrants — the Pre-Funded Warrants, the Investor Warrants, and the Placement Agent Warrants — were issued on August 29, 2025 and have a term of five years from the date of issuance.

The Pre-Funded Warrants are exercisable at any time after issuance at a nominal exercise price equal to the par value of the Class A Ordinary Shares and do not require cashless exercise. The Investor Warrant A is exercisable at $0.60 per share, and the Investor Warrant B is exercisable at $0.65 per share; both permit cashless (net share settlement) exercise at the holder’s election and are subject to an exercise price reset feature, described below. The Placement Agent Warrants are exercisable at $0.73 per share, also permit cashless exercise, and are likewise subject to the reset feature.

Each of the Investor Warrants and the Placement Agent Warrants contains an exercise price reset feature, pursuant to which the exercise price is subject to downward adjustment (but not above the original exercise price) if the Company subsequently issues Class A Ordinary Shares or Ordinary Share equivalents at an effective price per share below the then-current exercise price, subject to a floor price of $1.50. The Pre-Funded Warrants do not contain a reset feature.

The Company evaluated the Warrants under ASC 480, Distinguishing Liabilities from Equity, and ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity, to determine whether the Warrants should be classified as liabilities or as equity.

The Company concluded that the Warrants do not fall within the scope of ASC 480, as they are not mandatorily redeemable, do not obligate the Company to repurchase its own shares, and are not indexed to an obligation to issue a variable number of shares based on a fixed monetary amount known at inception. The Company further concluded that the Warrants are indexed to the Company’s own stock and satisfy the equity classification criteria of ASC 815-40-25.

In reaching this conclusion, the Company specifically considered the exercise price reset (down round protection) feature contained in the Investor Warrants and the Placement Agent Warrants. Under ASC 815-40, a down round feature, by itself, does not preclude a freestanding financial instrument that is indexed to and potentially settled in an entity’s own stock from qualifying for equity classification. Accordingly, the presence of the reset feature did not affect the Company’s equity classification conclusion. All other terms of the Warrants were also assessed against the fixed-for-fixed criteria and other conditions in ASC 815-40-25 and were determined to be consistent with equity classification. As equity-classified instruments, the Warrants are not subject to remeasurement in subsequent periods.

Allocation of Proceeds

The Offering involved the issuance of multiple equity-classified instruments — Class A Ordinary Shares, Pre-Funded Warrants, and Investor Warrants — for a single, non-allocated aggregate purchase price. The Company allocated the gross proceeds among the individual components on a relative fair value basis. The fair value of each component was estimated as of the date of issuance using option-pricing model for the Pre-Funded Warrants, the Investor Warrants and Placement Agent Warrants.

The fair value of the Class A Ordinary Shares issued was $1,427,280, representing approximately 2% of the aggregate fair value of the components subject to allocation. The fair value of the Pre-Funded Warrants was $24,137,587, or approximately 39% of the aggregate estimated fair value, and the fair value of the Investor Warrants (Investor Warrant A and Investor Warrant B combined) was $35,953,467, or approximately 58% of the aggregate estimated fair value, together totaling approximately $61,518,334. Applying these relative fair value percentages to the $17,775,000 of gross proceeds resulted in allocated gross proceeds of $412,396 to the Class A Ordinary Shares, $6,974,272 to the Pre-Funded Warrants, and $10,388,332 to the Investor Warrants.

The issuance costs

The Company incurred cash offering costs of approximately $1,747,000, consisting of placement agent cash fees, legal, and other direct incremental costs of the Offering. In addition, the Company issued the Placement Agent Warrants, described above, as partial compensation for placement agent services. Those specific incremental costs directly attributable to the Offering — including the estimated grant-date fair value of the Placement Agent Warrants of $1,377,034 — were charged against the gross proceeds as a reduction of equity. Total issuance costs recognized as a reduction of equity were in the amount of $3,124,034, consisting of the $1,747,000 of cash costs and the $1,377,034 fair value of the Placement Agent Warrants.

Total issuance cost were allocated to the individual equity components on the same relative fair value basis used to allocate gross proceeds, resulting in $72,480 allocated to the Class A Ordinary Shares, $1,225,759 allocated to the Pre-Funded Warrants, and $1,825,795 allocated to the Investor Warrants. The issuance of the Placement Agent Warrants had no net effect on total shareholders’ equity, as the offsetting fair value was recorded within additional paid-in capital.

Net Amounts Recorded in Equity

After allocation of the issuance costs, the Company recorded net amounts within shareholders’ equity of $339,916 attributable to the Class A Ordinary Shares, $5,748,513 attributable to the Pre-Funded Warrants, and $8,562,537 attributable to the Investor Warrants, for a total of $14,650,966, representing gross proceeds of $17,775,000 less total offering costs of $3,124,034.

The net amount recorded for the Class A Ordinary Shares was allocated between share capital, at par value, and additional paid-in capital. The net amounts recorded for the Pre-Funded Warrants, the Investor Warrants, and the Placement Agent Warrants were recorded within additional paid-in capital, as these instruments are equity-classified.

Fair Value Measurement

The fair value of the Class A Ordinary Shares issued was based on the Company’s closing stock price on the date of issuance of $1.05 per share. The fair value of the Pre-Funded Warrants, the Investor Warrants, and the Placement Agent Warrants was estimated using the Black-Scholes option-pricing model, which the Company classifies as a Level 3 fair value measurement within the fair value hierarchy established by ASC 820, Fair Value Measurement, due to the use of significant unobservable inputs, including expected volatility. Significant inputs used in the valuation as of the date of issuance included a stock price of $1.05, exercise prices of $0.00001 for the Pre-Funded Warrants, $0.60 for Investor Warrant A, $0.65 for Investor Warrant B, and $0.73 for the Placement Agent Warrants, an expected term of five years for each of the Warrants, an expected dividend yield of 0%, a risk-free interest rate of 3.7%, and expected volatility of 68.80%, in each case consistent with the remaining contractual term of the applicable instrument. Applying these assumptions, the Company estimated a value of $1.0499 per Pre-Funded Warrant, $0.7461 per Investor Warrant A, $0.7304 per Investor Warrant B, and $0.7069 per Placement Agent Warrant, resulting in aggregate fair values of $24,137,587 for the Pre-Funded Warrants, $18,167,887 for Investor Warrant A, $17,785,580 for Investor Warrant B, and $1,377,034 for the Placement Agent Warrants.

August 2025 Class A Ordinary Share Retirement

During the year ended March 31, 2026, the Company retired 18,500,000 Class A Ordinary Shares held by one shareholder for a total cash payment of $7,000,000. The Company accounted for the retirement in accordance with ASC 505-30-30-8, as amended by ASU 2025-12, Codification Improvements, which the Company early adopted for the year ended March 31, 2026, as permitted by the standard’s transition guidance allowing early adoption annual periods for which consolidated financial statements have not yet been issued. Pursuant to its elected accounting policy under the amended guidance, the Company records the excess of the repurchase price over the par value of retired shares entirely as a reduction of additional paid-in capital, to the extent additional paid-in capital does not become negative. As the Company had sufficient additional paid-in capital, the full $7,000,000 payment less the par value of the shares retired in the amount of $185 was recorded as a reduction of additional paid-in capital within shareholders’ equity.

October 2025 Offering

The Company completed a private placement (the “Offering”) of its Class A Ordinary Shares, together with pre-funded warrants in lieu of shares, and warrants to purchase Class A Ordinary Shares, for aggregate gross proceeds of $23,885,000, before deducting the issuance costs. The Offering closed in two tranches: an initial closing on October 28, 2025, at which the Company issued Class A Ordinary Shares, and a subsequent closing on November 3, 2025, at which the Company issued Pre-Funded Warrants in lieu of shares, together with the Investor Warrants and the Placement Agent Warrants.

The Offering consisted of the sale of units, each unit comprised of one Class A Ordinary Share (or, at the purchaser’s election, one pre-funded warrant in lieu of one share) and a warrant to purchase one Class A Ordinary Share (the “Investor Warrant”), at a combined offering price of approximately $1.375 per unit. In connection with the Offering, the Company also issued warrants to its placement agent, as partial compensation for services rendered (the “Placement Agent Warrants,” and together with the Pre-Funded Warrants and the Investor Warrants, the “Warrants”).

In total, the Company issued 727,272 Class A Ordinary Shares and 16,643,636 pre-funded warrants exercisable for Class A Ordinary Shares (the “Pre-Funded Warrants”), together with 17,370,908 Investor Warrants and 1,389,673 Placement Agent Warrants. The Class A Ordinary Shares were issued on October 28, 2025, and the Pre-Funded Warrants, the Investor Warrants, and the Placement Agent Warrants were issued on November 3, 2025. The Investor Warrants and the Placement Agent Warrants have a term of five years from the date of issuance. The Pre-Funded Warrants do not have a stated expiration date and remain exercisable until exercised in full (the “Termination Date”).

The Pre-Funded Warrants are exercisable at any time after issuance at a nominal exercise price equal to the par value of the Class A Ordinary Shares and do not require cashless exercise. The Investor Warrants are exercisable at $1.50 per share and permit cashless (net share settlement) exercise at the holder’s election and are subject to an exercise price reset feature, described below. The Placement Agent Warrants are exercisable at $1.375 per share, also permit cashless exercise, and are likewise subject to the reset feature.

Each of the Investor Warrants and the Placement Agent Warrants contains an exercise price reset feature, pursuant to which the exercise price is subject to downward adjustment (but not above the original exercise price) if the Company subsequently issues Class A Ordinary Shares or Ordinary Share equivalents at an effective price per share below the then-current exercise price, subject to a floor price of $1.50. The Pre-Funded Warrants do not contain a reset feature.

The Company evaluated the Warrants under ASC 480, Distinguishing Liabilities from Equity, and ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity, to determine whether the Warrants should be classified as liabilities or as equity.

The Company concluded that the Warrants do not fall within the scope of ASC 480, as they are not mandatorily redeemable, do not obligate the Company to repurchase its own shares, and are not indexed to an obligation to issue a variable number of shares based on a fixed monetary amount known at inception. The Company further concluded that the Warrants are indexed to the Company’s own stock and satisfy the equity classification criteria of ASC 815-40-25.

In reaching this conclusion, the Company specifically considered the exercise price reset (down round protection) feature contained in the Investor Warrants and the Placement Agent Warrants. Under ASC 815-40, a down round feature, by itself, does not preclude a freestanding financial instrument that is indexed to and potentially settled in an entity’s own stock from qualifying for equity classification. Accordingly, the presence of the reset feature did not affect the Company’s equity classification conclusion. All other terms of the Warrants were also assessed against the fixed-for-fixed criteria and other conditions in ASC 815-40-25 and were determined to be consistent with equity classification. As equity-classified instruments, the Warrants are not subject to remeasurement in subsequent periods.

Allocation of Proceeds

The Offering involved the issuance of multiple equity-classified instruments — Class A Ordinary Shares, Pre-Funded Warrants, and Investor Warrants — for a single, non-allocated aggregate purchase price. The Company allocated the gross proceeds among the individual components on a relative fair value basis. The fair value of each component was estimated as of the date of issuance using option-pricing model for the Pre-Funded Warrants, the Investor Warrants and Placement Agent Warrants.

The fair value of the Class A Ordinary Shares issued was $2,116,362, representing approximately 2% of the aggregate fair value of the components subject to allocation. The fair value of the Pre-Funded Warrants was $72,897,744, or approximately 54% of the aggregate estimated fair value, and the fair value of the Investor Warrants was $60,106,464, or approximately 44% of the aggregate estimated fair value, together totaling approximately $135,120,570. Applying these relative fair value percentages to the $23,885,000 of gross proceeds resulted in allocated gross proceeds of $374,105 to the Class A Ordinary Shares, $12,885,992 to the Pre-Funded Warrants, and $10,624,903 to the Investor Warrants.

The issuance costs

The Company incurred cash offering costs of approximately $3,085,800, consisting of placement agent cash fees, legal, and other direct incremental costs of the Offering. In addition, the Company issued the Placement Agent Warrants, described above, as partial compensation for placement agent services. Those specific incremental costs directly attributable to the Offering — including the estimated grant-date fair value of the Placement Agent Warrants of $4,888,289 — were charged against the gross proceeds as a reduction of equity. Total issuance costs recognized as a reduction of equity were in the amount of $7,974,089, consisting of the $3,085,800 of cash costs and the $4,888,289 fair value of the Placement Agent Warrants.

Total issuance costs were allocated to the individual equity components on the same relative fair value basis used to allocate gross proceeds, resulting in $124,896 allocated to the Class A Ordinary Shares, $4,302,033 allocated to the Pre-Funded Warrants, and $3,547,160 allocated to the Investor Warrants. The issuance of the Placement Agent Warrants had no net effect on total shareholders’ equity, as the offsetting fair value was recorded within additional paid-in capital.

Net Amounts Recorded in Equity

After allocation of the issuance costs, the Company recorded net amounts within shareholders’ equity of $249,209 attributable to the Class A Ordinary Shares, $8,583,959 attributable to the Pre-Funded Warrants, and $7,077,743 attributable to the Investor Warrants, for a total of $15,910,911, representing gross proceeds of $23,885,000 less total issuance costs of $7,974,089.

The net amount recorded for the Class A Ordinary Shares was allocated between share capital, at par value, and additional paid-in capital. The net amounts recorded for the Pre-Funded Warrants, the Investor Warrants, and the Placement Agent Warrants were recorded within additional paid-in capital, as these instruments are equity-classified.

Fair Value Measurement

The fair value of the Class A Ordinary Shares issued was based on the Company’s closing stock price on the date of issuance of $2.91 per share, reflecting the closing stock price on October 28, 2025, the date those shares were issued. The fair value of the Pre-Funded Warrants, the Investor Warrants, and the Placement Agent Warrants was estimated using the Black-Scholes option-pricing model, which the Company classifies as a Level 3 fair value measurement within the fair value hierarchy established by ASC 820, Fair Value Measurement, due to the use of significant unobservable inputs, including expected volatility. Significant inputs used in the valuation as of November 3, 2025, the date those instruments were issued, included a stock price of $4.38, exercise prices of $0.0001 for the Pre-Funded Warrants, $1.50 for the Investor Warrants, and $1.375 for the Placement Agent Warrants, an expected term of five years for each of the Warrants, an expected dividend yield of 0%, a risk-free interest rate of 3.7%, and expected volatility of 66.40% for the Pre-Funded Warrants and 66.00% for the Investor Warrants and the Placement Agent Warrants, in each case consistent with the remaining contractual term of the applicable instrument. Applying these assumptions, the Company estimated a value of $4.3799 per Pre-Funded Warrant, $3.4602 per Investor Warrant, and $3.5176 per Placement Agent Warrant, resulting in aggregate fair values of $72,897,744 for the Pre-Funded Warrants, $60,106,464 for the Investor Warrants, and $4,888,289 for the Placement Agent Warrants.

January 2026 Warrant Exchange

On January 23, 2026, the Company entered into an exchange agreement with the holders of the Investor Warrant A and the Investor Warrant B, each originally issued in the Company’s August 2025 Offering (as described above), pursuant to which such holders exchanged their Investor Warrant A and Investor Warrant B for new warrants to purchase 47,326,025 Series A Ordinary Shares (the “Series A Warrants”). The Series A Warrants are exercisable at a nominal exercise price, and the underlying Series A Ordinary Shares are convertible into Class A Ordinary Shares on a one-for-one basis at the holder’s election, pursuant to Article 2.9(b) of the Company’s Amended and Restated Memorandum and Articles of Association.

The Company evaluated the exchange under ASC 815-40-35, Derivatives and Hedging — Contracts in Entity’s Own Equity, which addresses the accounting for modifications or exchanges of freestanding equity-classified written call options. The Company concluded that the Series A Warrants are equity-classified, consistent with the classification of the Investor Warrant A and the Investor Warrant B immediately prior to the exchange. Because the Investor Warrant A and the Investor Warrant B remained equity-classified both before and after the exchange, the Company measured the effect of the exchange as the excess, if any, of the fair value of the Series A Warrants immediately after the exchange over the fair value of the Investor Warrant A and the Investor Warrant B immediately before the exchange.

The fair value of the Investor Warrant A and the Investor Warrant B immediately before the exchange, estimated using the Black-Scholes option-pricing model, was $76,298,179 and $75,588,516, respectively, for a combined fair value of $151,886,695. The fair value of the Series A Warrants immediately after the exchange was $168,480,649, based on 47,326,025 Series A Warrants and the Company’s closing stock price of $3.56 per share on January 23, 2026. The excess of the fair value of the Series A Warrants over the combined fair value of the Investor Warrant A and the Investor Warrant B immediately before the exchange was $16,593,954.

Because the exchange did not involve the receipt of goods or services from the warrant holders, was not undertaken in connection with the issuance of new debt or equity, and did not involve a modification of an award held by an employee or director, the Company recognized the $16,593,954 excess as a deemed dividend. The deemed dividend was recorded as a reduction of retained earnings and a corresponding increase to additional paid-in capital, with no net effect on total shareholders’ equity and no effect on the Company’s net income (loss). The deemed dividend was reflected as an adjustment in the Company’s computation of net income (loss) attributable to holders of Class A Ordinary Shares for purposes of earnings per share.

Each Series A Preferred Share is convertible at the option of the holder, at any time after issuance and without payment of any additional consideration, into one Class A Ordinary Share, subject to certain anti-dilution adjustments described in the Company’s Memorandum and Articles, pursuant to which the conversion ratio is subject to downward adjustment and other customary adjustments for share splits, recapitalizations, reorganizations, and similar transactions. The Series A Preferred Shares do not contain a mandatory or contingent redemption feature. Settlement of conversions of Series A Convertible Preferred Shares is required to be made solely through the issuance of ordinary shares; the Company does not have the option, and holders do not have the right, to settle conversions in cash or other assets.

The Company evaluated the Series A Preferred Shares under ASC 480, Distinguishing Liabilities from Equity, and ASC 480-10-S99-3A, Accounting for Redeemable Equity Instruments, and concluded that the Series A Preferred Shares should be classified within permanent equity, as the Series A Preferred Shares do not contain any feature that would require or permit redemption at the option of the holder, upon the occurrence of an event outside the Company’s control, or otherwise. The Company also evaluated the conversion feature within the Series B Preferred Shares under ASC 815-15, Derivatives and Hedging — Embedded Derivatives, and concluded that the conversion feature is indexed to the Company’s own stock and would be classified within stockholders’ equity if freestanding, and therefore qualifies for the scope exception in ASC 815-10-15 and does not require bifurcation as a separate embedded derivative.

Fair Value Measurement

The fair value of the Investor Warrant A and the Investor Warrant B immediately before the exchange was estimated using the Black-Scholes option-pricing model, which the Company classifies as a Level 3 fair value measurement within the fair value hierarchy established by ASC 820, Fair Value Measurement, due to the use of significant unobservable inputs, including expected volatility. Significant inputs used in the valuation as of January 23, 2026 included a stock price of $3.56, exercise prices of $0.60 for the Investor Warrant A and $0.65 for the Investor Warrant B, a remaining expected term of 4.60 years for each warrant, an expected dividend yield of 0%, a risk-free interest rate of 3.8%, and expected volatility of 71%, in each case consistent with the remaining contractual term of the applicable instrument. Applying these assumptions, the Company estimated a value of $3.1335 per Investor Warrant A and $3.1043 per Investor Warrant B. The fair value of the Series A Warrants immediately after the exchange was based on the Company’s closing stock price of $3.56 per share on January 23, 2026, consistent with the nominal exercise price of the Series A Warrants.

Series B Preferred Share Financing (February and March 2026)

On February 13, 2026, the Company completed an initial closing of a private placement of its Series B Preferred Shares (the “Series B Financing”), pursuant to which the Company issued 6,322 Series B Preferred Shares at a price of $5,000 per share, for gross proceeds of $31,590,000, before deducting issuance costs. On March 26, 2026, the Company completed an additional closing of the Series B Financing, pursuant to which the Company issued 120 Series B Preferred Shares at a price of $5,000 per share, for gross proceeds of $600,000, before deducting issuance costs. In connection with each closing, the Company also issued warrants to its placement agent, as partial compensation for services rendered (the “Placement Agent Warrants”).

In connection with the initial closing, the Company issued 789,750 Placement Agent Warrants, and in connection with the additional closing, the Company issued 15,000 Placement Agent Warrants. The Placement Agent Warrants have a term of five years from the date of issuance, are exercisable into Class A Ordinary Shares at $2.40 per share, permit cashless exercise, and are subject to an exercise price reset feature, pursuant to which the exercise price is subject to downward adjustment (but not above the original exercise price) if the Company subsequently issues Class A Ordinary Shares or Ordinary Share equivalents at an effective price per share below the then-current exercise price, subject to a floor price of $1.50.

Each Series B Preferred Share is convertible into Class A Ordinary Shares at a conversion price of $2.40 per share, subject to certain anti-dilution adjustments described in the Company’s Memorandum and Articles, pursuant to which the conversion price is subject to downward adjustment, subject to a floor of $1.50 per share, and other customary adjustments for share splits, recapitalizations, reorganizations, and similar transactions. The Series B Preferred Shares do not contain a mandatory or contingent redemption feature. Settlement of conversions of Series B Convertible Preferred Shares is required to be made solely through the issuance of ordinary shares; the Company does not have the option, and holders do not have the right, to settle conversions in cash or other assets.

The Company evaluated the Series B Preferred Shares under ASC 480, Distinguishing Liabilities from Equity, and ASC 480-10-S99-3A, Accounting for Redeemable Equity Instruments, and concluded that the Series B Preferred Shares should be classified within permanent equity, as the Series B Preferred Shares do not contain any feature that would require or permit redemption at the option of the holder, upon the occurrence of an event outside the Company’s control, or otherwise. The Company also evaluated the conversion feature within the Series B Preferred Shares under ASC 815-15, Derivatives and Hedging — Embedded Derivatives, and concluded that the conversion feature is indexed to the Company’s own stock and would be classified within stockholders’ equity if freestanding, and therefore qualifies for the scope exception in ASC 815-10-15 and does not require bifurcation as a separate embedded derivative. The Company evaluated the Placement Agent Warrants under ASC 480 and ASC 815-40, consistent with its evaluation of the placement agent warrants issued in the Company’s prior offerings, and concluded that the Placement Agent Warrants are equity-classified. The exercise price reset feature contained in the Placement Agent Warrants did not affect this conclusion, consistent with ASC 815-40.

The Company allocated the gross proceeds from each closing entirely to the Series B Preferred Shares, net of the issuance costs described below. The estimated grant-date fair value of the Placement Agent Warrants was recognized as an issuance cost, as described below.

In connection with the initial closing, the Company incurred cash issuance costs of $3,406,150, and issued Placement Agent Warrants with an estimated grant-date fair value of $1,530,138, for total issuance costs of $4,936,288. In connection with the additional closing, the Company incurred cash issuance costs of $50,200, and issued Placement Agent Warrants with an estimated grant-date fair value of $32,963, for total issuance costs of $83,163. Consistent with the Company’s accounting for issuance costs in its prior offerings, these costs were charged against the gross proceeds as a reduction of equity.

After deducting total issuance costs of $4,936,288, the Company recorded net amount of $26,774,962 from the initial closing within shareholders’ equity, attributable to the Series B Preferred Shares. After deducting total issuance costs of $83,163, the Company recorded net amount of $516,837 from the additional closing within shareholders’ equity, also attributable to the Series B Preferred Shares. The fair value of the Placement Agent Warrants issued in connection with each closing was recorded within additional paid-in capital, as these instruments are equity-classified.

Fair Value Measurement

The fair value of the Placement Agent Warrants issued in connection with the initial closing and the additional closing was estimated using the Black-Scholes option-pricing model, which the Company classifies as a Level 3 fair value measurement within the fair value hierarchy established by ASC 820, Fair Value Measurement, due to the use of significant unobservable inputs, including expected volatility. Significant inputs used in the valuation of the 789,750 Placement Agent Warrants issued on February 13, 2026 included a stock price of $2.94, an exercise price of $2.40, an expected term of five years, an expected dividend yield of 0%, a risk-free interest rate of 3.6%, and expected volatility of 72%, resulting in an estimated value of $1.9363 per warrant and an aggregate fair value of $1,530,138. Significant inputs used in the valuation of the 15,000 Placement Agent Warrants issued on March 26, 2026 included a stock price of $3.21, an exercise price of $2.40, an expected term of five years, an expected dividend yield of 0%, a risk-free interest rate of 4.1%, and expected volatility of 73%, resulting in an estimated value of $2.1976 per warrant and an aggregate fair value of $32,963.

Warrants

Warrant activity during the year ended March 31, 2026 is indicated below:

	Pre-Funded Warrants	Investor Warrant A	Investor Warrant B	Investor Warrants (Oct 2025)	Placement Agent Warrants	Total
As at March 31, 2025	-	-	-	-	-	-
Issued — August 2025 Offering	22,990,000	24,349,314	24,349,314	-	1,947,945	73,636,573
Issued — October 2025 Offering	16,643,636	-	-	17,370,908	1,389,673	35,404,217
Exchanged — January 2026	-	(24,349,314)	(24,349,314)	-	-	(48,698,628)
Exercise	(3,670,000)	-	-	-	-	(3,670,000)
Issued — Series B Financing	-	-	-	-	804,750	804,750
Issued — March 2026 Convertible Notes	-	-	-	-	652,500	652,500
As at March 31, 2026	35,963,636	-	-	17,370,908	4,794,868	58,129,412
Exercise Price	$0.00001 (par)	-	-	$1.50	$0.73–$2.40
Expiration Date	No stated expiration / 5years	-	-	Nov-30	August 2030–March 2031

Share Award

During the year ended March 31, 2026, the Company granted certain share award to a director of the Company. The Initial Equity Award consists of 3,000,000 Class A ordinary shares granted to the Executive, vesting in four equal quarterly installments beginning on the Effective Date (January 1, 2026). For the fiscal year ended March 31, 2026, the first installment of 750,000 shares (25% of the total award) vested on March 31, 2026.

The fair value of the shares vested was determined by using the number of shares vested multiplying grant date market price of the Company’s Class A ordinary shares. The first installment of 750,000 shares and corresponding fair value in the amount of $2,235,000 was recorded under Class A Shares to be Issued.

This table details the changes in the unvested shares for the fiscal year ended March 31, 2026:

Non-vested Class A Ordinary Shares Activity

Non-vested Shares	Number of Shares	Weighted- Average Grant-Date Fair Value	Year ended March 31, 2026
Unvested at April 1, 2025	—	$—	$—
Granted	3,000,000	$2.98	$8,940,000
Vested	(750,000)	$2.98	$(2,235,000)
Forfeited / Cancelled	—	$—	$—
Unvested at March 31, 2026	2,250,000	$2.98	$6,705,000

Share-Based Compensation Expense recognized in the Consolidated Statements of Operations and Comprehensive Income

Year ended March 31, 2026
General and administrative expenses	$2,235,000
Total share-based compensation expense	$2,235,000
Income tax benefit related to share-based compensation	—

As of March 31, 2026, total unrecognized compensation expense related to unvested Class A ordinary share awards was $6,705,000, which is expected to be recognized over a weighted-average period of 0.75 years. The total fair value of shares vested during the year ended March 31, 2026 was $2,235,000.

Cash dividend

No dividend was paid, proposed or declared for the ordinary shareholders of the Company for the year ended March 31, 2026 (2025: US$Nil).